S000028694 [Member] Expense Example - Variable Portfolio - Moderately Aggressive Portfolio	Dec. 31, 2025 USD ($)
Variable Portfolio - Moderately Aggressive Portfolio Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Variable Portfolio - Moderately Aggressive Portfolio Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Variable Portfolio - Moderately Aggressive Portfolio Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930